Consolidated Statement Of Stockholder's Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Dec. 31, 2009		$ 0	$ 274,331	$ (247,984)	$ 20,014
Balance, shares at Dec. 31, 2009		100
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Amortization of stock-based compensation costs			3,157
Net income (loss)	(63,417)			(63,417)
Foreign currency translation adjustments	6,948				6,948
Unrealized gains (losses) on securities held as available for sale, net of tax	4,117				4,117
Reclassification adjustment for realized gains on securities held as available for sale included in earnings, net of tax	(4,188)				(4,188)
Balance at Dec. 31, 2010		0	277,488	(311,401)	26,891
Balance, shares at Dec. 31, 2010		100
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Amortization of stock-based compensation costs			453
Investment by Parent, net			120,070
Net income (loss)	2,216			2,216
Foreign currency translation adjustments	(3,037)				(3,037)
Unrealized gains (losses) on securities held as available for sale, net of tax	(373)				(373)
Reclassification adjustment for realized gains on securities held as available for sale included in earnings, net of tax	(2,467)				(2,467)
Balance at Dec. 31, 2011	109,840	0	398,011	(309,185)	21,014
Balance, shares at Dec. 31, 2011	100	100
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Amortization of stock-based compensation costs			761
Net income (loss)	37,050			37,050
Foreign currency translation adjustments	2,969				2,969
Unrealized gains (losses) on securities held as available for sale, net of tax	(32)				(32)
Reclassification adjustment for realized gains on securities held as available for sale included in earnings, net of tax	(230)				(230)
Balance at Dec. 31, 2012	150,358	0	398,772	(272,135)	23,721
Balance, shares at Dec. 31, 2012	100	100
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Amortization of stock-based compensation costs			226
Net income (loss)	1,738			1,738
Foreign currency translation adjustments	(3,077)				(3,077)
Unrealized gains (losses) on securities held as available for sale, net of tax	0
Reclassification adjustment for realized gains on securities held as available for sale included in earnings, net of tax
Balance at Mar. 31, 2013	$ 149,245	$ 0	$ 398,998	$ (270,397)	$ 20,644
Balance, shares at Mar. 31, 2013	100	100